Long-term debt - Maturities (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 33,757
Year two	26,039
Year three	18,154
Year four	14,131
Year five	15,454
Thereafter	65,497
Long-term debt	173,032		SFr 193,315
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	3,100
Structured notes
Long-term debt by maturities
Next twelve months	9,992
Year two	7,339
Year three	6,385
Year four	3,863
Year five	3,956
Thereafter	19,930
Long-term debt	51,465		59,544
Structured notes | Equity
Long-term debt by maturities
Long-term debt	32,059		35,980
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	14,471		16,395
Structured notes | Credit
Long-term debt by maturities
Long-term debt	4,678		5,713
Structured notes | Other
Long-term debt by maturities
Long-term debt	257		1,456
Group parent company
Long-term debt by maturities
Next twelve months	290
Year two	2,700
Year three	0
Year four	0
Year five	2,546
Thereafter	13,821
Long-term debt	SFr 19,357		5,078
Group parent company | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.20%	0.20%
Group parent company | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	1.90%	1.90%
Group parent company | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group parent company | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.30%	4.30%
Group parent company | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.00%	6.00%
Group parent company | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group parent company | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.90%	3.90%
Group parent company | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group parent company | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 0
Year two	0
Year three	0
Year four	0
Year five	0
Thereafter	7,587
Long-term debt	7,587
Group parent company | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	290
Year two	0
Year three	0
Year four	0
Year five	1,576
Thereafter	5,255
Long-term debt	7,121
Group parent company | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	0
Year two	2,700
Year three	0
Year four	0
Year five	970
Thereafter	979
Long-term debt	4,649
Group subsidiaries
Long-term debt by maturities
Next twelve months	33,467
Year two	23,339
Year three	18,154
Year four	14,131
Year five	12,908
Thereafter	51,676
Long-term debt	SFr 153,675
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.50%	8.50%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.90%	4.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	13.30%	13.30%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	1.60%	1.60%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.40%	3.40%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.60%	7.60%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.80%	2.80%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	9.30%	9.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.30%	10.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.70%	10.70%
Group subsidiaries | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 9,752
Year two	16,272
Year three	9,210
Year four	7,669
Year five	8,264
Thereafter	26,378
Long-term debt	77,545
Group subsidiaries | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	10,038
Year two	0
Year three	1,837
Year four	0
Year five	111
Thereafter	4,316
Long-term debt	16,302
Group subsidiaries | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	244
Year two	344
Year three	0
Year four	27
Year five	5
Thereafter	0
Long-term debt	620
Group subsidiaries | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	13,362
Year two	6,522
Year three	7,107
Year four	6,434
Year five	4,525
Thereafter	20,811
Long-term debt	58,761
Group subsidiaries | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	201
Year three	0
Year four	0
Year five	3
Thereafter	0
Long-term debt	204
Group subsidiaries | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	71
Year two	0
Year three	0
Year four	1
Year five	0
Thereafter	171
Long-term debt	243
Bank
Long-term debt by maturities
Next twelve months	33,757
Year two	26,044
Year three	18,154
Year four	14,153
Year five	15,460
Thereafter	64,474
Long-term debt	172,042		192,495
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	SFr 3,100
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.50%	8.50%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.20%	7.20%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.90%	4.90%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	13.30%	13.30%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	1.60%	1.60%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.40%	3.40%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.60%	7.60%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.90%	3.90%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.80%	2.80%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	9.30%	9.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.30%	10.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.70%	10.70%
Bank | Structured notes
Long-term debt by maturities
Next twelve months	SFr 9,992
Year two	7,339
Year three	6,385
Year four	3,863
Year five	3,956
Thereafter	19,930
Long-term debt	51,465		59,544
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	32,059		35,980
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	14,471		16,395
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	4,678		5,713
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	257		SFr 1,456
Bank | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	9,752
Year two	16,277
Year three	9,210
Year four	7,691
Year five	8,265
Thereafter	34,455
Long-term debt	85,650
Bank | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	10,328
Year two	0
Year three	1,837
Year four	0
Year five	1,687
Thereafter	8,555
Long-term debt	22,407
Bank | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	244
Year two	344
Year three	0
Year four	27
Year five	5
Thereafter	0
Long-term debt	620
Bank | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	13,362
Year two	9,222
Year three	7,107
Year four	6,434
Year five	5,500
Thereafter	21,293
Long-term debt	62,918
Bank | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	201
Year three	0
Year four	0
Year five	3
Thereafter	0
Long-term debt	204
Bank | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	71
Year two	0
Year three	0
Year four	1
Year five	0
Thereafter	171
Long-term debt	SFr 243
Credit Suisse AG
Long-term debt by maturities
Maximum principal amount of notes that can be issued | ¥		¥ 500